Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Capital expenditure commitments		$ 24,500		$ 22,100
Capital lease expired date		Expires in 2021
Capital lease term		24 months
Capital lease imputed interest rate		6.50%
Lease remaining principal balance outstanding		$ 31,000		33,700
Short term capital lease obligation		23,600		20,500
Long term capital lease obligation		7,400		13,100
Interest expenses incurred on lease		400	$ 0
Rental expense		34,300	25,500
Due to vendor		4,100		3,000
Other liabilities		1,400		3,000
Letters of credit outstanding amount		14,400		21,200
Surety bonds and other bank issued guarantees		106,400		99,100
Cash margin guarantees		4,500		5,800
Liability		$ 637,149		$ 635,892
Sahara Petroleum Services Company [Member]
Payments for debt	$ 22,000
Minimum earn out price, per share	$ 10.00
Shareholder [Member]
Payment for stock issuance cost	$ 27,000
Paid at Signing [Member]
Payment for capital lease			3,000
Due in First Twelve Months [Member]
Payment for capital lease			2,000
Due Within Second Twelve Months [Member] | Maximum [Member]
Payment for capital lease			$ 5,400
Second Capital Lease [Member]
Capital lease term		24 months
Capital lease imputed interest rate		4.30%
Payment for capital lease		$ 10,400